BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@pacificlife.com
March 21, 2012
Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for Schwab Retirement Income Variable Annuity Individual
Flexible Premium Deferred Variable Annuity (File Number 333-178742) funded by
Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Schwab Retirement Income Variable Annuity Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to: 1) incorporate Staff comments dated January 20, 2012; 2) change the product and optional living benefit rider names; and 3) to add specific information about the specific broker-dealer that will offer the product.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/ Brandon J. Cage
Brandon J. Cage